Property and Equipment (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jan. 07, 2019	Jul. 31, 2018
Property and equipment	$ 769,463	$ 639,920		$ 52,745
Less accumulated depreciation	(237,575)	(139,927)		(21,209)
Property and equipment, net	531,888	499,993	$ 444	31,536
Computers and technological assets
Property and equipment	163,168	163,168		11,365
Machinery and Equipment [Member]
Property and equipment	500,576	386,929
Furniture and Fixtures [Member]
Property and equipment	89,123	73,227		19,879
Leasehold Improvements [Member]
Property and equipment	$ 16,596	$ 16,596		$ 21,501